Borrowings - Schedule of maturities of bank borrowings (Details) ¥ in Thousands	Dec. 31, 2025 CNY (¥)
Borrowings
Within 1 year	¥ 2,305
Between 1 to 2 years	3,458
Between 2 to 3 years	4,611
Between 3 to 4 years	4,611
Between 4 to 5 years	4,611
More than 5 years	25,360
Bank borrowings	¥ 44,956